Amendment of Authorised Stock (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Amendment Of Authorised Stock Details Narrative
Common Stock, shares authorized	100,000,000	200,000,000
Common Stock, par value	$ 0.001	$ 0.001
Preferred Stock, par value	$ 0.001	$ 0.001
Peferred Stock, shares authorized	1,000,000	1,000,000